Other financial liabilities at fair value through income statement (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Other financial liabilities at fair value through income statement
Security repurchase agreements	$ 3,517	$ 3,543
Securities sold short	780	513
Total other financial liabilities at fair value through income statement	4,297	4,056
Other financial liabilities at fair value through income statement
Other financial liabilities at fair value through income statement
Carrying value of securities pledged under repurchase agreements	3,608	3,554
Parent Entity
Other financial liabilities at fair value through income statement
Security repurchase agreements	3,517	3,525
Securities sold short	780	513
Total other financial liabilities at fair value through income statement	4,297	4,038
Parent Entity | Other financial liabilities at fair value through income statement
Other financial liabilities at fair value through income statement
Carrying value of securities pledged under repurchase agreements	$ 3,608	$ 3,536